Components of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Bank premises		$ 28,191	$ 26,827
Bank land		9,212	8,775
Equipment and software		6,634	5,078
Other		4,696	4,400
Total		48,733	45,080
Less: Accumulated depreciation		(7,792)	(4,842)
Total premises and equipment, net	42,122	40,992
Scenario, Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment, net		$ 40,941	$ 40,238